Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		$ 271
Remove discontinued US operations	$ (4,542)
Movement in income statement	21	(12)
Other movements including foreign exchange movements	(39)	(4)
Deferred tax assets at the end of the period	298	255
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(2,146)
Removal discontinued US operations	3,523
Movement in income statement	(263)	(108)
Other movements including foreign exchange movements	80	79
Deferred tax liabilities at the end of the period	(2,735)	(2,175)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Movement in income statement	1
Other movements including foreign exchange movements		1
Deferred tax assets at the end of the period	1	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(289)
Removal discontinued US operations	691
Movement in income statement	73	19
Other movements including foreign exchange movements	2	5
Deferred tax liabilities at the end of the period	(297)	(265)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		32
Movement in income statement	(1)	8
Other movements including foreign exchange movements	(37)	(1)
Deferred tax assets at the end of the period	49	39
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(1,507)
Movement in income statement	(322)	(110)
Other movements including foreign exchange movements	71	68
Deferred tax liabilities at the end of the period	(2,016)	(1,549)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		133
Remove discontinued US operations	(4,513)
Movement in income statement	5	27
Other movements including foreign exchange movements	(3)	(5)
Deferred tax assets at the end of the period	151	155
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(350)
Removal discontinued US operations	2,832
Movement in income statement	(14)	(17)
Other movements including foreign exchange movements	7	6
Deferred tax liabilities at the end of the period	(422)	(361)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		106
Remove discontinued US operations	(29)
Movement in income statement	16	(47)
Other movements including foreign exchange movements	1	1
Deferred tax assets at the end of the period	97	60
Discontinued US operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		3,804
Movement in income statement		194
Other movements including foreign exchange movements		6
Deferred tax assets at the end of the period		4,004
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(3,091)
Movement in income statement		(11)
Movement through other comprehensive income and equity		7
Other movements including foreign exchange movements		(8)
Deferred tax liabilities at the end of the period		(3,103)
Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	4,858	4,075
Movement in income statement		182
Other movements including foreign exchange movements		2
Deferred tax assets at the end of the period		4,259
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(6,075)	(5,237)
Movement in income statement		(119)
Movement through other comprehensive income and equity		7
Other movements including foreign exchange movements		71
Deferred tax liabilities at the end of the period		$ (5,278)
Continuing and discontinued operations | Unrealised gains and losses on investments
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(1,063)
Continuing and discontinued operations | Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	87
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(1,765)
Continuing and discontinued operations | Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	4,662
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(3,247)
Continuing and discontinued operations | Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	$ 109